SHORT-TERM INVESTMENTS (Narrative) (Details) - Fixed interest rate [Member]	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [Member]
Disclosure of financial assets [line items]
Interest rate on deposits	2.50%	2.60%
Top of range [Member]
Disclosure of financial assets [line items]
Interest rate on deposits	3.30%	3.50%